Description of Business (Details) $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2018 Vessel	Dec. 31, 2025 USD ($) Vessel TEU	Mar. 31, 2025 Vessel	Dec. 31, 2024 USD ($) Vessel TEU	Jun. 30, 2023 USD ($) Vessel TEU	Jun. 30, 2026 USD ($) Vessel TEU Extensions	Dec. 31, 2021 Vessel TEU	Jan. 09, 2026 Vessel	Nov. 15, 2018 Vessel
Description of Business [Abstract]
Number of vessels purchased (in Vessel)							23		20
Number of vessels owned (in Vessel)						71
Weighted average age of vessels						18 years 4 months 24 days
Subsidiaries [Member]
Description of Business [Abstract]
Ownership interest in subsidiaries						100.00%
Argos [Member]
Description of Business [Abstract]
Number of vessels sold (in Vessel)	1
Seven Vessels [Member]
Description of Business [Abstract]
Number of vessels purchased (in Vessel)							7
Vessel capacity (in TEU) | TEU							6,000
Twelve Vessels [Member]
Description of Business [Abstract]
Number of vessels purchased (in Vessel)							12
Four Vessels [Member]
Description of Business [Abstract]
Number of vessels purchased (in Vessel)							4
Vessel capacity (in TEU) | TEU							5,470
Four New Vessels [Member]
Description of Business [Abstract]
Number of vessels purchased (in Vessel)					4
Vessel capacity (in TEU) | TEU					8,544
Purchase price (in Dollars) | $					$ 123,300
Zim Norfolk and Zim Xiamen [Member] | Minimum [Member]
Description of Business [Abstract]
Vesssels charter extension term						60 months
Zim Norfolk and Zim Xiamen [Member] | Maximum [Member]
Description of Business [Abstract]
Vesssels charter extension term						63 months
Sydney, Istanbul and Bremerhaven Express [Member]
Description of Business [Abstract]
Vessel capacity (in TEU) | TEU						9,019
Vesssels charter extension term						12 months
Vessels firm charter term, frequency of extension (in Extensions) | Extensions						3
Bremerhaven Express and Sydney Express [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
Istanbul Express and Czech [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
MSC Tianjin, MSC Qingdao, Agios Dimitrios and GSL Ningbo [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						36 months
MSC Tianjin, MSC Qingdao, Agios Dimitrios and GSL Ningbo [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						38 months
GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie [Member]
Description of Business [Abstract]
Vesssels charter extension term						1 year
Vessels charter fixed term, cushion period						30 days
Vessels charter optional extension term after drydocking						2 years
GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie [Member] | Minimum [Member]
Description of Business [Abstract]
Vesssels charter extension term						36 months
Vessels charter fixed term						24 months
Vessels charter optional extension term after drydocking						24 months
GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie [Member] | Maximum [Member]
Description of Business [Abstract]
Vesssels charter extension term						38 months
Vessels charter optional extension term after drydocking						26 months
GSL Eleni, GSL Kalliopi and GSL Grania [Member] | Minimum [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
Vessels charter fixed term						35 months
GSL Eleni, GSL Kalliopi and GSL Grania [Member] | Maximum [Member]
Description of Business [Abstract]
Vesssels charter extension term						16 months
Vessels charter fixed term						38 months
Colombia Express, Panama Express, Costa Rica Express, Nicaragua Express, Mexico Express, Jamaica Express [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
Vessels firm charter term, frequency of extension (in Extensions) | Extensions						2
Ateti [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						36 months
Ateti [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						38 months
GSL Vinia and GSL Christel Elizabeth [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
GSL Vinia and GSL Christel Elizabeth [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						36 months
GSL Vinia and GSL Christel Elizabeth [Member] | Maximum [Member]
Description of Business [Abstract]
Vesssels charter extension term						15 months
Vessels charter fixed term						40 months
GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea [Member]
Description of Business [Abstract]
Vesssels charter extension term						12 months
Number of vessels that exercised extension terms (in Vessel)						7
GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						36 months
GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						38 months
GSL Château d’If and CMA CGM Alcazar [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						36 months
GSL Château d’If and CMA CGM Alcazar [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						38 months
GSL Melina [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						35 months
GSL Melina [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						37 months
GSL Elizabeth [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						24 months
GSL Elizabeth [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						27 months
GSL Maren [Member] | Minimum [Member]
Description of Business [Abstract]
Vessels charter fixed term						24 months
GSL Maren [Member] | Maximum [Member]
Description of Business [Abstract]
Vessels charter fixed term						26 months
Vessels Purchase Agreement [Member] | Four High Reefer ECO Vessels [Member]
Description of Business [Abstract]
Vessel capacity (in TEU) | TEU				9,019
Number of newbuilding vessels to be purchased (in Vessel)				4
Aggregate purchase price (in Dollars) | $				$ 273,891
Number of vessels delivered (in Vessel)				3
Vessels Purchase Agreement [Member] | Tasman, Keta and Akiteta [Member]
Description of Business [Abstract]
Number of vessels sold (in Vessel)			3
Vessels Purchase Agreement [Member] | Three Eco 8,586 TEU Vessels [Member]
Description of Business [Abstract]
Vessel capacity (in TEU) | TEU		8,586
Number of newbuilding vessels to be purchased (in Vessel)		3
Aggregate purchase price (in Dollars) | $		$ 90,000
Number of vessels delivered (in Vessel)		2						1
Vessels Purchase Agreement [Member] | New Fifteen Vessels [Member]
Description of Business [Abstract]
Aggregate purchase price (in Dollars) | $						$ 1,329,863
Number of vessels under construction (in Vessel)						15
Vessels Sale Agreement [Member] | Ian H, Manet, Kumasi, and Julie [Member]
Description of Business [Abstract]
Number of vessels to be sold (in Vessel)						4
Aggregate sale price of vessels (in Dollars) | $						$ 65,500